Provisions	12 Months Ended
Dec. 31, 2024
Disclosure Provisions Abstract
Provisions

22	Provisions

(a)	Lawsuits and proceedings that resulted in provisions

(I) Statement of financial position details

The Company is party to several legal claims and administrative proceedings arising from the normal course of business, including civil, tax, labor and environmental matters. Management recognizes provisions consistently with the recognition and measurement criteria established in Note 3.16. The terms and payment amounts are defined based on the outcome of these lawsuits.

	December 31, 2024			December 31, 2023
	Provisions	Escrow deposits	Provisions net of deposits	Provisions	Escrow deposits	Provisions net of deposits
Customer claims (i)	149,803	(11,341)	138,462	175,255	(6,060)	169,195
Supplier claims (ii)	235,683	(58)	235,625	334,273	(90,973)	243,300
Other civil claims (iii)	174,151	(1,431)	172,720	128,036	(1,229)	126,807
Tax claims (iv)	176,426	(2,417)	174,009	101,770	(18,223)	83,547
Labor claims (v)	1,077,083	(13,210)	1,063,873	727,133	(16,235)	710,898
Environmental claims (vi)	657,041	(51)	656,990	492,740	(55)	492,685
Total	2,470,187	(28,508)	2,441,679	1,959,207	(132,775)	1,826,432

Current	1,546,184	-	1,546,184	1,064,367	-	1,064,367
Noncurrent	924,003	(28,508)	895,495	894,840	(132,775)	762,065

(II) Changes

	December 31, 2023	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2024
Customer claims (i)	175,255	5,778	17,723	(24,090)	(24,863)	149,803
Supplier claims (ii)	334,273	65,615	102,116	(138,073)	(128,248)	235,683
Other civil claims (iii)	128,036	96,311	24,785	(53,491)	(21,490)	174,151
Tax claims (iv)	101,770	36,052	63,534	(16,969)	(7,961)	176,426
Labor claims (v)	727,133	304,292	177,224	(58,386)	(73,180)	1,077,083
Environmental claims (vi)	492,740	217,984	188,518	(3,630)	(238,571)	657,041
Subtotal	1,959,207	726,032	573,900	(294,639)	(494,313)	2,470,187
Escrow deposits	(132,775)	(14,342)	(9,709)	123,049	5,269	(28,508)
Total	1,826,432	711,690	564,191	(171,590)	(489,044)	2,441,679

	December 31, 2022	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2023
Customer claims (i)	151,023	39,272	32,299	(34,437)	(12,902)	175,255
Supplier claims (ii)	257,080	114,084	18,380	(54,905)	(366)	334,273
Other civil claims (iii)	99,462	77,082	32,483	(16,810)	(64,181)	128,036
Tax claims (iv)	79,532	19,807	6,082	(721)	(2,930)	101,770
Labor claims (v)	654,277	99,926	70,927	(42,214)	(55,783)	727,133
Environmental claims (vi)	406,872	50,950	49,173	-	(14,255)	492,740
Subtotal	1,648,246	401,121	209,344	(149,087)	(150,417)	1,959,207
Escrow deposits	(37,462)	(151,898)	(4,124)	57,744	2,965	(132,775)
Total	1,610,784	249,223	205,220	(91,343)	(147,452)	1,826,432

	December 31, 2021	Additional provisions	Interest and inflation adjustment	Use of the accrual	Amounts not used (reversal)	December 31, 2022
Customer claims (i)	168,258	12,258	21,316	(29,363)	(21,446)	151,023
Supplier claims (ii)	477,854	78,481	56,934	(309,321)	(46,868)	257,080
Other civil claims (iii)	95,601	22,485	13,708	(9,248)	(23,084)	99,462
Tax claims (iv)	57,509	18,216	7,837	(1,568)	(2,462)	79,532
Labor claims (v)	349,962	307,352	131,139	(76,884)	(57,292)	654,277
Environmental claims (vi)	331,326	38,632	48,511	(300)	(11,297)	406,872
Subtotal	1,480,510	477,424	279,445	(426,684)	(162,449)	1,648,246
Escrow deposits	(32,017)	(55,546)	(4,779)	13,832	41,048	(37,462)
Total	1,448,493	421,878	274,666	(412,852)	(121,401)	1,610,784

(b)	Lawsuits deemed as contingent liabilities

The Company is a party to lawsuits and administrative proceedings relating to environmental, tax, civil and labor claims, which are assessed as contingent liabilities in the consolidated financial statements, since it either does not expect outflows to be required or the amount of the obligations cannot be reliably measured. Contingent liabilities, net of deposits, are represented as follows:

	December 31, 2024	December 31, 2023
Customer claims (i)	171,831	158,584
Supplier claims (ii)	807,950	968,752
Other civil claims (iii)	669,108	695,097
Tax claims (iv)	1,362,849	1,067,350
Labor claims (v)	1,321,935	3,093,735
Environmental claims (vi)	5,294,595	4,158,504
Total	9,628,268	10,142,022

(c)	Explanation of the nature of main classes of lawsuits

(i)	Customer claims

Refer mainly to lawsuits from customers claiming that their tariffs should be equal to those of other consumer categories, lawsuits for reduction of sewage tariff due to system losses, consequently requiring the refund of amounts charged by the Company, and lawsuits for reduction of tariff for being eligible to the Social Welfare Entity category.

(ii)	Supplier claims

Include lawsuits filed by some suppliers alleging underpayment of monetary adjustments and economic and financial imbalance of the agreements, and are in progress at different courts.

(iii)	Other civil claims

Refer mainly to indemnities for property damage, pain and suffering, and loss of profits allegedly caused to third parties, such as vehicle accidents, claims, challenges on the methodology to collect tariffs, among others, filed at different court levels.

(iv)	Tax claims

Tax claims refer mainly to tax collections and fines in general challenged due to disagreements regarding notification or differences in the interpretation of legislation by the Company's Management.

The Municipality of São Paulo, through Law 13,476/2022, revoked the exemption of the service tax held by the Company until then and issued tax deficiency notices related to sewage services and ancillary activities, in the adjusted amount of R$ 1,144,705 (R$ 1,044,035 as of December 31, 2023), which were subject to three tax foreclosures. SABESP filed for a writ of mandamus against the revocation, which was denied. It also filed for provisional measures and actions for annulment, aiming at the suspension of enforceability of the credits and annulment of the tax deficiency notices, as it understands that notwithstanding the revocation of the exemption, sewage activities and ancillary activities are not on the list of activities that may be taxed by the Municipality. Activities related to sewage services reached a favorable outcome, and are awaiting the processing of appeals at a higher level. Regarding the middle activities, the decision was partially favorable and SABESP’s appeal was denied. SABESP filed a special appeal requesting a suspensive effect, which was not admitted at the origin. An interlocutory appeal was filed with the Superior Court of Justice, whose decision was unfavorable to the Company. The main lawsuit remains suspended.

(v)	Labor claims

The Company is a party to several labor lawsuits, involving issues such as overtime, shift schedule, health hazard premium, hazardous duty premium, prior notice, change of function, salary equalization, service outsourcing and others, which are at various court levels.

(vi)	Environmental claims

These refer to several administrative proceedings and lawsuits filed by government entities, including Companhia Ambiental do Estado de São Paulo (CETESB) and the Public Prosecution Office of the São Paulo State, which aim at certain obligations to do and not to do, with the provision of fines for non-compliance, and imposition of compensation for environmental damages allegedly caused by the Company.

The main objects in which the Company is involved are: a) blame SABESP for discharging or releasing sewage without proper treatment; b) invest in the water and sewage treatment system of the municipality, under penalty of paying a fine; c) pay compensation for environmental damages; amongst others.

(d)	Other concession-related legal proceedings

The Company is a party to concessions-related legal proceedings, in which it challenges compensatory issues for the resumption of sanitation services by some municipalities or the right to continue operating such services.

The amount recognized in non-current assets as indemnities receivable, referring to the municipalities of Cajobi, Macatuba, Álvares Florence, Embaúba, Araçoiaba da Serra, Itapira and Igarapava totaled R$ 38,922 as December 31, 2024 with allowance for doubtful accounts in the full amount recorded. None of the above-mentioned municipalities are operated by the Company. When a final judgement grants a municipality the right to repossess and operate sanitation services, Brazilian legislation provides for the payment of compensation for the investments made by the Company.

(e)	Environmental lawsuits with settlements

In 2024, the Company executed court agreements totaling R$ 276, related to environmental compensation, and recorded it in Liabilities under other obligations.

(f)	Guarantee insurance

As of May 22, 2024, the Company renewed the agreement, effective for one year for the issue of policies under several types of guarantee insurance. The limit that can be used as Guarantee Insurance for Escrow Deposit is R$ 900 million. The Guarantee Insurance for Escrow Deposit is used in legal claims, where instead of immediately disbursing cash, the Company uses the guarantee provided by the insurance until the end of these proceedings, limited to up to five years. As of December 31, 2024, R$ 339 million was available for use.